Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	ETOILES CAPITAL GROUP CO., LTD
Entity Central Index Key	0002058349
Entity File Number	001-42793
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Sep. 13, 2024
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Unit 03-04, 25/F
Entity Address, Address Line Two	Cosco Tower
Entity Address, Address Line Three	183 Queen’s Road Central
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000000
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	EFTY
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	15,110,000
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	5,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Kit Shing, CHEUNG
Contact Personnel Email Address	michaelcheung@etoilesfin.com
Entity Address, Address Line One	Unit 03-04, 25/F
Entity Address, Address Line Two	Cosco Tower
Entity Address, Address Line Three	183 Queen’s Road Central
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000000
Entity Phone Fax Numbers [Line Items]
City Area Code	+852
Local Phone Number	2398-8699